Convertible notes (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Convertible Notes
The net carrying amount of convertible notes as of December 31, 2022 and 2021 were as follows:

	December 31,
Debt component:	2022	2021
Principal amounts	$460,000	$460,000
Unamortized discount	-	85,478
Unamortized issuance costs	7,236	2,446
Net carrying amount	$452,764	$372,076

Equity component, net	$-	$99,190

Schedule of Interest Expense Related to Convertible Senior Notes
	December 31,
	2022	2021	2020
Amortization of discount	$-	$19,473	3,677
Amortization of issuance costs	2,527	556	359
	$2,527	$20,029	4,036